Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 8,018	$ 8,612
Less: allowance for doubtful accounts	(1,864)	(1,282)
Accounts receivable, net	$ 6,154	$ 7,330